--------------------------------------------------------------------------------

-----------
BERGSTROM
CAPITAL
CORPORATION
-----------


1998 FIRST QUARTER REPORT



Listed: American Stock Exchange (Ticker symbol: BEM)
Transfer Agent, Registrar and Custodian: State Street Bank and Trust Company, Boston, Massachusetts
Independent Auditors: Deloitte & Touche LLP, Boston, Massachusetts
Legal Counsel: Howard, Rice, Nemerovski, Canady, Falk & Rabkin PC,
San Francisco, California


--------------------------------------------------------------------------------

BERGSTROM CAPITAL CORPORATION
-------------------------------------------------------------------------------

                              DISTRIBUTION POLICY

  The Company's distribution policy, which was adopted by the Board of Directors on May 12, 1997, provides for an annual distribution to the Company's stockholders, during the month of June each year, of a cash dividend at the rate of a minimum of 6 percent of the Company's net asset value per share as calculated on the last business day in March of that year. The Board of Directors may modify or terminate the distribution policy at any time at its discretion.

  Please refer to the President's Letter in this report regarding the annual distribution for the year 1998 in the amount of $10.75 per share, payable on June 8, 1998 to stockholders of record on May 21, 1998.

  Under the distribution policy, distributions in any year in excess of the Company's net investment income and net realized capital gains for such year will constitute a return of stockholders' capital. For federal income tax purposes, any return of capital will generally be treated as a non-taxable recovery of basis to the extent of the stockholders' basis in their shares, and as capital gain to the extent that the return of capital is in excess of such basis. The Company will be required to liquidate a portion of its portfolio in order to fund any return of capital. Any return of capital will also reduce the assets of the Company available for investment and will likely have the effect of increasing the Company's expense ratio.

  In any year in which the total of the Company's net investment income and net realized capital gains exceeds the amount distributed for that year under the distribution policy, the Company may, at the discretion of the Board of Directors, retain a portion of the net realized long-term capital gains for such year.

BERGSTROM CAPITAL CORPORATION
-------------------------------------------------------------------------------
505 Madison Street, Suite 220
Seattle, Washington 98104

May 11, 1998

Dear Fellow Stockholders:

  The Board of Directors of Bergstrom Capital Corporation (the "Company") has declared a dividend of $10.75 per share payable on June 8, 1998 to stockholders of record on May 21, 1998. The Company estimates that the sources of this dividend will be $.29 per share from net investment income for the year ending December 31, 1998, $.46 per share from net short-term capital gains realized during the year ending December 31, 1998 and $10.00 per share from net long-term capital gains realized during the year ending December 31, 1998. Please refer to the Distribution Policy in this report.

  During the first quarter of 1998 the Company's net assets increased from $158,894,821 to $180,076,605 which is an increase of $21,181,784. This increase in net assets is after the repurchase of stock during the first quarter of 1998 for $1,631,210. The increase in net assets, before deducting the repurchase of stock, was $22,812,994 which was composed of net investment income of $86,006, realized gain from the sale of investments of $13,611,929, and an increase in unrealized appreciation of $9,115,059.

  The per share net asset value (based on the number of shares outstanding at the end of each period) increased from $154.51 on December 31, 1997 to $177.08 on March 31, 1998, an increase of 14.6%. During the same period the Dow Jones Industrial Average, adjusted for dividends,increased 11.7% and the Standard & Poor's 500 Stock Average, adjusted for dividends, increased 14.0%. The per share net asset value on Friday, May 8, 1998 was 178.08.

  On February 10, 1997, the Company's Board of Directors authorized the Company to purchase, on the American Stock Exchange, up to 100,000 shares of its capital stock at market prices not in excess of the then current net asset value per share. During the first quarter of 1998 the Company purchased 11,500 shares of its capital stock under this authorization. As of March 31, 1998 the Company had 16,900 shares remaining under this authorization.

  During the first quarter of 1998 the Company had total interest and dividend income of $408,007 as compared to $464,873 for the same period in 1997 for a decrease of $56,866. During the first quarter 1998 operating expenses were $322,001 which is a $16,166 increase from $305,835 for the first quarter of 1997. The resulting net investment income of $86,006 for the first quarter 1998 is a decrease from $159,038 for the first quarter of 1997. This resulted in a decrease to $.08 per share versus $.14 per share.

  The following are the major ($500,000 or more) purchases and sales made in the Company's portfolio of securities during the first quarter of 1998:

BERGSTROM CAPITAL CORPORATION
-------------------------------------------------------------------------------

                                                        SHARES
                                          -------------------------------------
                                                                      HELD
SECURITY NAME                             ADDITIONS   REDUCTIONS MARCH 31, 1998
----------------------------------------- ---------   ---------- --------------
Albertsons, Inc. ........................   19,000                   19,000
American Home Products Corp. ............   13,000                   13,000
Amgen, Inc. .............................               90,000      200,000
Boole & Babbage, Inc. ...................  200,000(1)  100,000      600,000
Culligan Water Technologies, Inc. .......               14,000            0
General Motors Hughes Electronics
 Class H.................................   27,000                   27,000
Golden State Bancorp, Inc. ..............               34,000            0
Grainger WW, Inc. .......................    9,000                    9,000
Guidant Corp. ...........................               47,000            0
I2 Technologies, Inc. ...................   17,000      17,000            0
Manpower, Inc. ..........................               15,000       85,000
McDonalds Corp. .........................   12,000                   54,000
Merrill Lynch Convertible Fund, Inc. ....              300,000            0
Morgan (J.P.) & Co., Inc. ...............               12,500            0
Nordstrom, Inc. .........................   11,000                   11,000
Pepsico, Inc. ...........................   14,000                   37,000
Smithkline Beecham PLC ADR...............                9,000       51,000
Sofamor/Danek Group, Inc. ...............    8,000                   19,000
Southtrust Corp. ........................   22,500(2)                22,500
Sundstrand Corp. ........................               20,000            0
Teleport Communications Group............               15,000            0
Tyco International Ltd. New..............   12,000                  104,000
Xerox Corp. .............................               11,000            0
Zeneca Group PLC ADR.....................    4,500                    4,500

-------
(1) Received as a stock split.
(2) Purchased 15,000 shares and then received 7,500 shares as a stock split.

  The Company announced in a press release issued on March 3, 1998 that it plans to appoint Dresdner RCM Global Investors LLC ("Dresdner RCM") as its sole investment adviser. Dresdner RCM or its predecessor has been a subadviser of the Company since 1986. The appointment is subject to the preparation of definitive documents, formal review by the Board of Directors of the Company, and approval of a new advisory agreement by the Company's stockholders at the annual meeting currently scheduled for November 9, 1998. The new advisory agreement would be effective upon approval by the Company's stockholders.

  As of March 31, 1998 63% of the assets of the Company are managed by Dresdner RCM, 15% by Frank A. Branson, Inc., as the other subadviser, and 22% by Bergstrom Advisers, Inc., as the adviser. Bergstrom Advisers, Inc. is owned and operated by Erik E. Bergstrom, the Chairman of the Board of the Company and the holder, with individuals and entities associated with him, of approximately 28% of the Company's outstanding shares. Mr. Bergstrom will continue as Chairman of the Board of the Company, and all of the other directors of the Company will remain the same. All directors of the Company are and will continue to be independent of Dresdner RCM.

BERGSTROM CAPITAL CORPORATION
-------------------------------------------------------------------------------

  The Company does not have a dividend reinvestment program. The Company has considered this over the years and has determined that the cost of such a program would not be commensurate with the benefit. The Company's policy of retaining a portion of the net long-term capital gains in certain years accomplishes some of the same goals as would a dividend reinvestment program.

  Like other investment companies and financial and business organizations worldwide, the Company could be adversely affected if computer systems on which the Company and its service providers rely are unable to process correctly date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 issue. Failure to address successfully the Year 2000 issue could result in interruptions in and other adverse effects on the Company's business and operations. The Company has commenced a review, both internally and as regards the Company's vendors, of the Year 2000 issue as it may affect the Company. The Company is taking steps it believes are reasonably designed to address the Year 2000 issue. There can be no assurance that these steps will be sufficient. In addition, there can be no assurance that the Year 2000 issue will not have an adverse effect on the companies whose securities are held by the Company or on global markets or economies generally.

  The Company's shares of capital stock are traded on the American Stock Exchange and are identified by the stock ticker symbol BEM. The net asset value per share as of Friday's close of business is published each Saturday in Barrons, each Sunday in the New York Times, and each Monday in the Wall Street Journal and certain other publications under "Closed-End Funds."

  Your Company welcomes questions or comments from stockholders. If you wish to communicate with the Company's transfer agent, State Street Bank and Trust Company, the address is P.O. Box 8200, Boston, Massachusetts 02266-8200 and the telephone number is 1-800-426-5523.

Yours very truly,

/s/ WILLIAM L. MCQUEEN

William L. McQueen
President

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
March 31, 1998 (Unaudited)

ASSETS:
 Investments, at value (see accompanying schedule):
  Short-term investments (cost $13,529,960)                  $ 13,529,960
  Common stocks (cost $77,329,185)                            164,365,317
                                                             ------------
    TOTAL INVESTMENTS (COST $90,859,145)                      177,895,277
 Cash                                                               5,705
 Receivable for securities sold                                 2,403,157
 Interest and dividends receivable                                119,651
 Other assets                                                      10,501
                                                             ------------
    TOTAL ASSETS                                              180,434,291
                                                             ------------
LIABILITIES:
 Advisory fee payable                                              72,297
 Payable for securities purchased                                 254,317
 Other accrued expenses                                            31,072
                                                             ------------
    TOTAL LIABILITIES                                             357,686
                                                             ------------
NET ASSETS applicable to 1,016,900 outstanding shares of
 capital stock equivalent to $177.08 per share on March 31,
 1998                                                        $180,076,605
                                                             ============

STATEMENT OF CHANGES IN NET ASSETS

                                                THREE MONTHS
                                                   ENDED       YEAR ENDED
                                               MARCH 31, 1998 DECEMBER 31,
                                                (UNAUDITED)       1997
OPERATIONS:
 Net investment income                          $     86,006  $    689,455
 Realized gain on investments                     13,611,929    26,273,386
 Increase in unrealized appreciation               9,115,059     1,135,956
                                                ------------  ------------
 Net increase in net assets resulting from
  operations                                      22,812,994    28,098,797
                                                ------------  ------------
DIVIDENDS TO STOCKHOLDERS:
 From net investment income                                       (689,455)
 From net realized gain on investments                          (8,607,845)
                                                ------------  ------------
    Total dividends to stockholders ($8.50 per
     share--1997)                                               (9,297,300)
                                                ------------  ------------
COST OF SHARES OF BERGSTROM CAPITAL
 CORPORATION STOCK PURCHASED (11,500 SHARES--
 1998; 83,800 SHARES--1997)                       (1,631,210)  (11,333,753)
                                                ------------  ------------
TOTAL INCREASE IN NET ASSETS                      21,181,784     7,467,744
NET ASSETS, BEGINNING OF PERIOD                  158,894,821   151,427,077
                                                ------------  ------------
NET ASSETS, END OF PERIOD                       $180,076,605  $158,894,821
                                                ============  ============

See also Notes to Financial Statements in the Company's 1997 Annual Report to Stockholders.

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE THREE MONTHS ENDED MARCH 31, 1998 (Unaudited)

INVESTMENT INCOME:
 Interest                                                         $   171,724
 Dividends                                                            236,283
                                                                  -----------
    TOTAL INCOME                                                      408,007
                                                                  -----------
EXPENSES:
 Advisory fees                                                        238,473
 Legal fees                                                            14,358
 Auditing fees                                                         25,473
 Stockholders' meeting and reports                                      4,987
 Transfer agent fees and expenses                                       6,024
 Custodian fees                                                         6,515
 Directors' fees and expenses                                           9,750
 Fee for shares listed on American Stock Exchange                       1,750
 State and other taxes                                                 10,247
 Other                                                                  4,424
                                                                  -----------
    TOTAL EXPENSES                                                    322,001
                                                                  -----------
NET INVESTMENT INCOME ($.08 PER SHARE)                                 86,006
                                                                  -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Realized gain on investments (excluding short-term
  investments):
  Proceeds from sale of securities                    $25,901,782
  Cost of securities sold                              12,289,853
                                                      -----------
    Realized gain on investments sold                              13,611,929
 Unrealized appreciation of investments:
  Beginning of period                                  77,921,073
  End of period                                        87,036,132
                                                      -----------
    Increase in unrealized appreciation                             9,115,059
                                                                  -----------
NET GAIN ON INVESTMENTS ($22.32 PER SHARE)                         22,726,988
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $22,812,994
                                                                  ===========

See also Notes to Financial Statements in the Company's 1997 Annual Report to Stockholders.

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
March 31, 1998 (Unaudited)

 SHARES OR PRINCIPAL AMOUNT                              COST        VALUE
             SHORT-TERM INVESTMENTS (7.6%):
 $ 7,564,000 State Street Bank and Trust Company,
              5.25%
              Euro-Dollar Deposit due 4/01/98         $ 7,564,000 $  7,564,000
   6,000,000 General Motors Acceptance Corp., 5.52%
              Note due 5/8/98                           5,965,960    5,965,960
 -----------                                          ----------- ------------
 $13,564,000 TOTAL--SHORT-TERM INVESTMENTS             13,529,960   13,529,960
 ===========                                          ----------- ------------
             COMMON STOCKS (92.4%):
             BANKS (3.0%):
      24,000 Bank New York, Inc.                          933,258    1,507,500
       6,000 Citicorp                                     746,120      852,000
      22,500 Southtrust Corp.                             822,345      942,188
      16,000 U.S. Bancorp DEL                           1,466,681    1,996,000
                                                      ----------- ------------
                                                        3,968,404    5,297,688
                                                      ----------- ------------
             BEVERAGES (5.5%):
      60,000 Coca Cola Enterprises, Inc.                  810,797    2,201,250
      77,500 Coca-Cola Co.                                104,001    6,001,406
      37,000 Pepsico, Inc.                              1,408,417    1,579,438
                                                      ----------- ------------
                                                        2,323,215    9,782,094
                                                      ----------- ------------
             BIOTECHNOLOGY (6.9%):
     200,000 Amgen, Inc. (B)                            1,044,900   12,175,000
                                                      ----------- ------------
             BUSINESS SERVICES (3.8%):
      50,000 Cognizant Corporation                      1,641,500    2,868,750
     135,000 Huntingdon Life Sciences Group PLC ADR       741,765      489,375
      85,000 Manpower, Inc.                             1,399,530    3,431,875
                                                      ----------- ------------
                                                        3,782,795    6,790,000
                                                      ----------- ------------
             CHEMICALS (0.3%):
       4,500 Zeneca Group PLC ADR                         596,411      589,500
                                                      ----------- ------------
             COMMUNICATION SYSTEMS (3.9%):
       7,000 ASM Lithography Holding N V                  630,364      647,062
      12,000 Intermedia Communications FLA, Inc.          569,260      955,500
      49,200 Nextel Communications, Inc.                  708,782    1,660,500
      84,000 Worldcom, Inc. GA                          1,730,113    3,617,250
                                                      ----------- ------------
                                                        3,638,519    6,880,312
                                                      ----------- ------------

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------
SHARES OR PRINCIPAL AMOUNT

             COMMON STOCKS (UNAUDITED)--CONTINUED
                                                          COST        VALUE
             COMPUTERS AND INFORMATION (1.5%):
       9,000 Dell Computer Corp.                       $   468,723 $    609,750
      21,000 Hewlett Packard Co.                           957,756    1,330,875
       7,000 International Business Machines               701,514      727,125
                                                       ----------- ------------
                                                         2,127,993    2,667,750
                                                       ----------- ------------
             DIVERSIFIED TECHNOLOGY (1.1%):
      18,000 Nokia Corp. Sponsored ADR                     655,476    1,940,625
                                                       ----------- ------------
             DRUGS AND HEALTH SUPPLIES (6.1%):
      18,000 Boston Scientifc Corp.                        798,180    1,215,000
       9,000 Glaxo Wellcome PLC ADR                        290,790      487,125
      13,000 Johnson & Johnson                             619,376      953,062
      25,000 Medtronic, Inc.                               914,913    1,296,875
      37,000 Pfizer, Inc.                                1,791,096    3,688,438
      51,000 Smithkline Beecham PLC ADR                  1,014,682    3,190,687
                                                       ----------- ------------
                                                         5,429,037   10,831,187
                                                       ----------- ------------
             ELECTRICAL COMPONENTS (1.9%):
      28,000 General Electric Co.                        1,211,090    2,413,250
       9,000 Grainger WW, Inc.                             884,195      925,313
      69,000 Micro-Metrics, Inc. (A,B)                     227,700       25,268
                                                       ----------- ------------
                                                         2,322,985    3,363,831
                                                       ----------- ------------
             ELECTRONICS/NEW TECHNOLOGY (2.6%):
      15,000 Altera Corp.                                  776,329      566,250
      27,000 Cisco Systems, Inc.                         1,322,839    1,846,125
      11,000 Intel Corp.                                   309,719      858,688
       8,000 Lucent Technologies, Inc.                     364,959    1,023,000
      15,000 Newbridge Networks Corp.                      462,767      403,125
                                                       ----------- ------------
                                                         3,236,613    4,697,188
                                                       ----------- ------------
             FINANCIAL SERVICES, DIVERSIFIED (2.5%):
      30,000 Amresco, Inc.                                 794,693      982,500
      18,000 Federal National Mortgage Association         440,845    1,138,500
      17,000 Travelers Group, Inc.                         879,399    1,020,000
      19,000 Washington Mutual, Inc.                     1,203,416    1,362,656
                                                       ----------- ------------
                                                         3,318,353    4,503,656
                                                       ----------- ------------

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------
SHARES OR PRINCIPAL AMOUNT

             COMMON STOCKS (UNAUDITED)--CONTINUED
                                                          COST        VALUE
             FOOD PROCESSING (0.8%):
      14,000 Pioneer Hi-Bred International, Inc.       $   862,848 $  1,365,875
                                                       ----------- ------------
             HARDWARE AND TOOLS (0.5%):
      20,000 Snap-On, Inc.                                 585,650      912,500
                                                       ----------- ------------
             HEALTH CARE SERVICES (0.8%):
      12,000 Bergen Brunswig Corp.                         501,379      511,500
      11,000 Cardinal Health, Inc.                         832,822      970,062
                                                       ----------- ------------
                                                         1,334,201    1,481,562
                                                       ----------- ------------
             HOUSEHOLD PRODUCTS (NON-DURABLE) (1.1%):
      24,000 Proctor & Gamble Co.                          572,220    2,025,000
                                                       ----------- ------------
             INDUSTRIAL MACHINERY (3.2%):
     104,000 Tyco International Ltd. New                 2,159,614    5,681,000
                                                       ----------- ------------
             INSURANCE (2.4%):
      25,987 American International Group, Inc.            490,850    3,272,738
      24,000 Liberty Financial Companies                   840,637      949,500
                                                       ----------- ------------
                                                         1,331,487    4,222,238
                                                       ----------- ------------
             LODGING (1.5%):
      20,000 Marriott International, Inc. New (C)          249,884      743,750
      20,000 Marriott International, Inc. New Cl. A (C)    247,170      716,250
      23,000 Promus Hotel Corp. New                        905,248    1,098,250
       5,000 Sodexho Marriott Services, Inc. (C)            43,057      132,813
                                                       ----------- ------------
                                                         1,445,359    2,691,063
                                                       ----------- ------------
             MEDIA (2.5%):
      24,000 CBS Corporation                               679,194      814,500
      15,000 Disney (Walt) Co.                             560,460    1,601,250
      21,000 Gartner Group, Inc. New Cl. A                 526,200      784,875
      27,000 General Motors Hughes Electronics Class H     967,270    1,221,750
                                                       ----------- ------------
                                                         2,733,124    4,422,375
                                                       ----------- ------------
             MEDICAL SUPPLIES (4.9%):
      12,900 Abbott Laboratories                           452,270      971,531
      20,000 Alza Corp.                                    646,000      896,250

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------
SHARES OR PRINCIPAL AMOUNT

             COMMON STOCKS (UNAUDITED)--CONTINUED
                                                         COST        VALUE
             MEDICAL SUPPLIES--CONTINUED
      13,000 American Home Products Corp.             $ 1,204,311 $  1,239,875
     100,000 Baxter International, Inc.                   880,840    5,512,500
                                                      ----------- ------------
                                                        3,183,421    8,620,156
                                                      ----------- ------------
             PETROLEUM SERVICES (0.3%):
       9,000 Camco International, Inc.                    562,283      544,500
                                                      ----------- ------------
             PHARMACEUTICALS (7.5%):
      16,000 Bristol-Myers Squibb Co.                     215,411    1,669,000
      78,000 Lilly Eli & Co.                            1,351,106    4,650,750
      28,000 Schering-Plough Corp.                        487,839    2,287,250
      19,000 Sofamor/Danek Group, Inc.                  1,331,097    1,619,750
      18,000 Warner Lambert Co.                         1,195,839    3,065,625
                                                      ----------- ------------
                                                        4,581,292   13,292,375
                                                      ----------- ------------
             REGULATED INVESTMENT COMPANIES (7.5%):
     670,000 Dresdner RCM Growth Equity Fund, Inc.      4,138,453    4,770,400
     158,769 Dresdner RCM International Growth
              Equity Fund A                             2,063,870    2,418,055
     360,000 Dresdner RCM Small Cap Fund                4,104,054    4,672,800
      50,000 Latin America Smaller Companies Fund,
              Inc. (D)                                    528,218      475,000
      70,000 Latin America Investment Fund              1,168,662    1,023,750
                                                      ----------- ------------
                                                       12,003,257   13,360,005
                                                      ----------- ------------
             RESTAURANTS (2.7%):
      83,000 Host Marriott Corp.                        1,262,300    1,571,812
      54,000 McDonalds Corp.                            1,831,259    3,240,000
                                                      ----------- ------------
                                                        3,093,559    4,811,812
                                                      ----------- ------------
             RETAIL TRADE (4.5%):
      19,000 Albertsons, Inc.                             926,324      999,875
      29,000 Bed Bath & Beyond, Inc.                      757,687    1,339,437
      24,000 Consolidated Stores Corp.                    699,501    1,030,500
      25,000 Crown Books Corporation (B)                  309,500      170,313
      18,000 CVS Corporation                              687,129    1,359,000
      15,000 Family Dollar Stores, Inc.                   419,821      570,000
       7,400 Hannaford Bros. Co.                          183,820      328,837
      11,000 Home Depot, Inc.                             659,596      741,813
      11,000 Nordstrom, Inc.                              669,083      701,938
      22,000 Safeway, Inc.                                657,405      812,625
                                                      ----------- ------------
                                                        5,969,866    8,054,338
                                                      ----------- ------------

BERGSTROM CAPITAL CORPORATION
-------------------------------------------------------------------------------
SHARES OR PRINCIPAL AMOUNT

             COMMON STOCKS (UNAUDITED)--
             CONTINUED
                                                   COST        VALUE
             SOFTWARE AND PROCESSING (13.1%):
      26,000 America Online, Inc.               $   690,082 $  1,776,125
      11,000 Automatic Data Processing, Inc.        241,307      748,687
     600,000 Boole & Babbage, Inc. (B)              211,296   14,700,000
      13,000 Cendant Corporation                    474,049      515,125
      14,000 Computer Sciences Corp.                555,460      770,000
      30,000 Microsoft Corp. (B)                    791,038    2,685,000
      20,000 Peoplesoft, Inc.                       752,665    1,053,750
      24,000 Sterling Commerce, Inc.                750,406    1,113,000
                                                ----------- ------------
                                                  4,466,303   23,361,687
                                                ----------- ------------
             TOTALS--COMMON STOCKS               77,329,185  164,365,317
                                                ----------- ------------
             TOTALS--INVESTMENTS                $90,859,145 $177,895,277
                                                =========== ============

(A) Company "affiliated" with the Corporation as defined in the Investment Company Act of 1940. There were no purchases or sales of this security during the first quarter of 1997, nor was any income earned.
(B) Non-income producing securities.
(C) Holders of common stock of Marriott International, Inc. ("Old Marriott") received, for each share of Old Marriott, a distribution of one share of "new" Marriott International, Inc. ("New Marriott") common stock and one share of New Marriott Class A common stock. The name of Old Marriott was changed to Sodexho Marriott Services, Inc., and the name of New Marriott was changed to Marriott International, Inc. In addition, immediately following the distribution of the New Marriott common stock, a reverse split of Sodexho Marriott Services, Inc. occurred, resulting in stockholders receiving one share of Sodexho Marriott Services, Inc. for every four shares of Old Marriott owned. The basis of the Old Marriott stock was allocated between the New Marriott stock and the Sodexho Marriott Services, Inc. stock.
(D) Formerly Latin America Growth Fund, Inc.

See also Notes to Financial Statements in the Company's 1997 Annual Report to Stockholders.

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BOARD OF DIRECTORS

ERIK E. BERGSTROM              GEORGE COLE SCOTT
Chairman                       Registered Representative
                               Anderson & Strudwick Incorporated
                               President
WILLIAM L. McQUEEN             Closed-End Fund Advisors, Inc.
President and Treasurer

                               WILLIAM H. SPERBER
NORMAN R. NIELSEN              President, Chief Executive Officer
Manager and Senior Member       and Managing Director
 of Research Staff             The Trust Company of Washington
SRI International


OFFICERS

WILLIAM L. McQUEEN             PAMELA A. FIORINI
President and Treasurer        Secretary

                               ELIZABETH C. HEDLUND
                               Assistant Secretary

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BERGSTROM CAPITAL CORPORATION

505 Madison Street, Suite 220
Seattle, Washington 98104
(206) 623-7302

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